LOANS RECEIVABLE (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014 item
Loan receivables [Line Items]
Loan receivable in default	0
Loans receivable impairment	$ 0
Entrusted loans [Member] | Minimum [Member]
Loan receivables [Line Items]
Loan period	6 months
Interest rate	12.00%
Collateral market value (as a percent)	103.00%
Entrusted loans [Member] | Maximum [Member]
Loan receivables [Line Items]
Loan period	12 months
Interest rate	20.00%
Collateral market value (as a percent)	174.00%
Mortgage loans [Member]
Loan receivables [Line Items]
Loans receivable were derecognized	15,746
Gains or losses were recorded on the sales of mortgage loans receivable	$ 0
Mortgage loans [Member] | Minimum [Member]
Loan receivables [Line Items]
Loan period	1 month
Interest rate	6.00%
Collateral market value (as a percent)	146.00%
Mortgage loans [Member] | Maximum [Member]
Loan receivables [Line Items]
Loan period	18 months
Interest rate	9.60%
Collateral market value (as a percent)	1103.00%
Credit loans [Member] | Minimum [Member]
Loan receivables [Line Items]
Loan period	1 month
Interest rate	4.00%
Credit loans [Member] | Maximum [Member]
Loan receivables [Line Items]
Loan period	36 months
Interest rate	12.00%